Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

15.Related Party Transactions

The Company entered into client engagement agreements with certain companies to serve as exclusive transaction agent to help facilitate private purchases of shares of issuers. These companies are identified as related parties who are holders of either the Company's common stock or redeemable convertible preferred stock. The Company recognized $1,186 in placement fee revenue in the consolidated statements of operations and comprehensive loss for trade executed with these companies for the year ended December 31, 2021. The associated revenue recognized for the year ended December 31, 2020 is immaterial.

The Company obtains insurance coverage from Munich Re, a shareholder of the Company, to indemnify Forge Investments for its contractual obligations to funds investors if shareholders fail to transfer ownership interests upon certain trigger events. During the years ended December 31, 2021 and 2020, the Company incurred $274 and $1,121 in insurance premiums, respectively, and are included in transaction-based expenses in the consolidated statements of operations and comprehensive loss.

Financial Technology Partners LP (“Financial Technology Partners”), a shareholder of the Company, serves as financial and strategic advisor which advised the Company on its financing, merger and acquisition transactions. During the years ended December 31, 2021 and 2020, the Company incurred $4,930 and $3,466 in fees to Financial Technology Partners, respectively, and are included in accrued expenses and other current liabilities in the consolidated balance sheets.

The Company leases one of its office spaces from the former owner of IRA Services. The former owner became a shareholder of the Company upon the acquisition of IRA Services which subsequently renamed as Forge Trust. IRA Services was a non-depository trust company authorized to act as a custodian of self-directed individual retirement accounts. The Company incurred $377 in rent to this shareholder during the years ended December 31, 2021 and 2020, respectively, and are included in rent and occupancy in the consolidated statements of operations and comprehensive loss.

In October 2019, the Company issued convertible notes to investors, of which $2,400 was received from certain members of the Company’s board of directors and two key employees. As of December 31, 2020, the Company had $2,400 related party balance on the convertible notes outstanding under the 2019 Convertible Notes. The notes were fully repaid in January 2021 (Note 6).

In October 2020, the Company issued 285,903 shares of Class AA common stock in exchange for a note receivable of $457 with certain related party for early exercise of options. The notes have a term of 7.0 years and bear interest at a rate of 0.38% per annum, compounded annually. In January and March 2021, the Company issued 391,042 shares of Class AA common stock in exchange for a note receivable of $626 with certain related party for early exercise of options. The notes have a term of 7.0 years to 9.0 years, and bear interest at a rate from 0.52% to 0.62% per annum, compounded annually. These loans have not been paid as of December 31, 2021. The Company did not recognize the promissory notes as notes receivables on its consolidated balance sheets as the notes are nonrecourse in their entirety and are not aligned with a corresponding percentage of the underlying shares.